GEOGRAPHIC INFORMATION AND SELECTED STATEMENTS OF INCOME DATA (Tables)	12 Months Ended
Dec. 31, 2014
Summary of Revenue by Geographic Area

Revenues based on the channel partners’ location:

	Year ended December 31,
	2014	2013	2012
Americas, principally U.S.	$729,933	$647,533	$603,605
Europe	550,811	533,717	509,533
Asia, Middle-East and Africa	215,072	212,855	229,557

	$1,495,816	$1,394,105	$1,342,695

Property and Equipment, Net by Geographic Area	Property and equipment, net:

	December 31,
	2014	2013
U.S.	$2,857	$3,270
Israel	37,455	33,605
Rest of the world	1,237	1,116

	$41,549	$37,991

Total Revenues by Product Lines

The Company’s products can be classified by three main product lines. The following table presents total revenues for the years ended December 31, 2014, 2013 and 2012 by product lines:

	Year ended December 31,
	2014	2013	2012
Product and licenses:
Network security Gateways	$469,097	$441,805	$435,458
Other *)	51,216	55,125	62,153

	520,312	496,930	497,612
Subscriptions:
Network security Gateways	265,021	217,088	170,599
Software updates and maintenance	710,483	680,087	674,484

Total revenues	$1,495,816	$1,394,105	$1,342,695

*)	Comprised of Endpoint security and Security management products, each consists of less than 10% of products and licenses revenues.

Summary of Financial Income, Net
c.	Financial income, net:

	Year ended December 31,
	2014	2013	2012
Financial income:
Interest income	$65,497	$71,107	$73,711
Realized gain on sale of marketable securities	288	2,311	1,436
Foreign currency re-measurement gain and others	—	893	873

	65,785	74,311	76,020

Financial expense:
Amortization of marketable securities premium and accretion of discount, net	33,021	37,903	33,784
Foreign currency re-measurement loss	1,844	—	—
Others	2,158	1,477	1,904

	37,023	39,380	35,688

	$28,762	$34,931	$40,332